Earnings Per Share - Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	26,229,904		23,884,957
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	17,900,000		17,900,000
RSUs Issued and Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share			5,984,957